Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	$ 158,999	$ 141,012
Obligations under lease agreements	25,872
Obligations under finance leases		66,471
Debt instruments	354,951	352,594
Other financial liabilities	43,157	32,788
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	158,999	141,012
Obligations under lease agreements	25,872
Obligations under finance leases		66,471
Debt instruments	354,951	352,594
Other financial liabilities	56,939	61,849
Interest-bearing financial liabilities	$ 596,761	$ 621,926
Percentage of exposure to floating interest rate	0.00%	31.00%
Increase in floating interest rate, Percentage	1.00%
Additional borrowing cost if 1% increase in floating interest rate	$ 2,232	$ 1,425
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Debt instruments	354,951	352,594
Other financial liabilities	56,939	61,849
Interest-bearing financial liabilities	411,890	414,443
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	158,999	141,012
Obligations under lease agreements	25,872
Obligations under finance leases		66,471
Interest-bearing financial liabilities	$ 184,871	$ 207,483